Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Schedule of Supplemental balance sheet information related to operating leases
	June 30,	December 31,
	2024	2023
Right-of-use assets, net	$32,310	$1,232,323

Operating lease liabilities - current	36,438	163,343
Operating lease liabilities - non-current	-	1,073,205
Total operating lease liabilities	$36,438	$1,236,548

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.33
Weighted average discount rate	4.50%

Schedule of maturities of lease liabilities
Twelve months ending June 30,
2025	$27,935
2026	9,218
Total future minimum lease payments	37,153
Less: imputed interest	715
Total	$36,438